Statement of Changes in Net Assets Available for Benefits - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Net Investment Income
Change in Plan Interest in Master Employee Benefit Plan Trust	$ 304,917,000
Total Net Investment Income	304,917,000
Interest on Notes Receivable from Participants	1,340,000
Deposits and Contributions
Participants	74,249,000
Employer	22,856,000
Total Deposits and Contributions	97,105,000
Total Additions	403,362,000
DEDUCTIONS
Benefit Payments to Participants	209,947,000
Administrative Expenses	2,122,000
Total Deductions	212,069,000
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS, PRIOR TO TRANSFERS	191,293,000
Transfers from Public Service Enterprise Group Incorporated Employee Savings Plan - Net	12,071,000
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	203,364,000
Beginning of Year	2,298,825,959
End of Year	$ 2,502,189,926